Note 20 - Transferred Assets with on-going Involvement I (Detail) - The impact on the Groups Balance Sheet of on-going involvement associated with transferred assets derecognized in full [Member] - EUR (€)
€ in Millions
		Dec. 31, 2021	Dec. 31, 2020
Carrying value [Member]
Loans at amortized cost
Securitization notes		€ 283	€ 254
Other		0	7
Total loans at amortized cost		283	261
Financial assets held at Fair Value through the P&L:
Securitization notes		29	28
Non-standard Interest Rate, cross-currency or inflation-linked swap		465	0
Total financial assets at fair value through profit or loss		494	28
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		709	624
Other		0	0
Total financial assets at fair value through other comprehensive income		709	624
Total financial assets representing on-going involvement		1,486	913
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		8	11
Total financial liabilities representing on-going involvement		8	11
Fair value [Member]
Loans at amortized cost
Securitization notes		302	271
Other		0	7
Total loans at amortized cost		302	279
Financial assets held at Fair Value through the P&L:
Securitization notes		29	28
Non-standard Interest Rate, cross-currency or inflation-linked swap		465	0
Total financial assets at fair value through profit or loss		494	28
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes		713	645
Other		0	0
Total financial assets at fair value through other comprehensive income		713	645
Total financial assets representing on-going involvement		1,509	951
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap		8	11
Total financial liabilities representing on-going involvement		8	11
Maximum Exposure to Loss [Member]
Loans at amortized cost
Securitization notes	[1]	302	271
Other	[1]	0	7
Total loans at amortized cost	[1]	302	279
Financial assets held at Fair Value through the P&L:
Securitization notes	[1]	29	28
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	465	0
Total financial assets at fair value through profit or loss	[1]	494	28
Financial assets at fair value through other comprehensive income [Abstract]
Securitization notes	[1]	713	645
Other	[1]	0	0
Total financial assets at fair value through other comprehensive income	[1]	713	645
Total financial assets representing on-going involvement	[1]	1,509	951
Financial liabilities held at Fair Value through the P&L:
Non-standard Interest Rate, cross-currency or inflation-linked swap	[1]	0	0
Total financial liabilities representing on-going involvement	[1]	€ 0	€ 0

[1]	The maximum exposure to loss is defined as the carrying value plus the notional value of any undrawn loan commitments not recognized as liabilities.